Employee Information - Summary of Remuneration to Board Members and Presidents in Subsidiaries (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Number And Average Number Of Employees [Abstract]
Salary and other remuneration	kr 458	kr 369
Of which annual variable remuneration	58	83
Pension costs	kr 32	kr 25